BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
On July 27, 2022, Waldencast consummated its initial business combination with (i) Obagi, pursuant to an Agreement and Plan of Merger dated November 15, 2021, by and among Waldencast, Obagi Merger Sub, Inc., a Cayman Islands exempted company limited by shares and an indirect wholly-owned subsidiary of Waldencast (“Merger Sub”), and Obagi (the “Obagi Merger Agreement”), and (ii), Milk, pursuant to an Equity Purchase Agreement dated November 15, 2021, by and among Waldencast, Obagi Holdco 1 Limited, a limited company incorporated under the laws of Jersey (“Holdco Purchaser”) and a subsidiary of Waldencast, Waldencast Partners LP together with Holdco Purchaser, (the “Purchasers”), certain members of Milk (the “Milk Members”), and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as representative of the Milk Members (the “Equityholder Representative”) (the “Milk Equity Purchase Agreement” and together with the Obagi Merger Agreement, the “Transaction Agreements”).
Pursuant to the Obagi Merger Agreement, at the effective time of the Obagi Merger (the “Obagi Merger Effective Time”) Merger Sub merged with and into Obagi (the “Obagi Merger”) and the separate corporate existence of Merger Sub ceased, with Obagi surviving as an indirect subsidiary of the Company. At the Obagi Merger Effective Time, all outstanding ordinary shares of Obagi, $0.50 par value (“Obagi common shares”) were canceled and exchanged for (i) 28,237,506 Class A ordinary shares of Waldencast and (ii) cash in the amount of $345.4 million.
Pursuant to the Milk Equity Purchase Agreement, at the effective time of the Milk Transaction (the “Milk Purchase Effective Time”) the Purchasers acquired from the Milk Members all of their equity in Milk in exchange for (i) 21,104,225 limited partnership units in Waldencast Partners LP (“Waldencast LP Units”) (ii) 21,104,225 Class B ordinary shares, which are non-economic voting shares of Waldencast and (iii) cash in the amount of $121.6 million (the “Milk Transaction”). Each Waldencast LP Unit and Class B ordinary share held by a Milk Member is redeemable at the option of the holder, and, if such option is exercised, exchangeable at the option of Waldencast into one Waldencast Class A ordinary share or cash, in accordance with the terms of the Amended and Restated Waldencast Partners LP Agreement. Upon consummation of the Business Combination Waldencast became organized in an “Up-C” structure, whereby the equity interests of Obagi and Milk are held by Waldencast Partners LP, which is an indirect subsidiary of Waldencast.
In the Business Combination, Waldencast was deemed to be the accounting acquirer and continues as the SEC registrant. Obagi and Milk were deemed to be the accounting acquirees, however Obagi is considered the predecessor entity for purposes of financial reporting. Waldencast was determined to be the accounting acquirer based on evaluation of the following factors:
–The owners of Waldencast have the largest voting interest in the combined company;
–The original owner of Waldencast, Waldencast Long-Term Capital LLC (the “Sponsor”), and its affiliates nominated the majority of the initial members who will serve on the Board (the former owner of Obagi nominated one director, and Milk nominated no directors); and
–Waldencast’s existing management holds executive management roles for the post-combination company, whilst Obagi and Milk management team members report into the current Waldencast executive team.
Immediately prior to the Obagi Merger Effective Time, Obagi carved out and distributed the Obagi China Business to Cedarwalk pursuant to the Obagi China Distribution. Following the Obagi China Distribution, the Obagi China Business continues to be held by Cedarwalk, which also owned 24.5% of the fully diluted Waldencast Class A ordinary shares as of the Obagi Merger Effective Time. Prior to the Obagi China Distribution, the pre-tax losses for the Obagi China Business were $8.0 million for the period from January 1, 2022 to July 27, 2022 (Predecessor Period).
See “Note 16. Related Party Transactions” for more information on ongoing transactions with the Obagi China Business following the close of the Obagi Merger.
Obagi and Milk Purchase Price Allocation:

(In thousands)	Obagi	Milk	Total
Total Purchase Price:
Cash consideration	$345,398	$121,629	$467,027
Equity consideration	277,824	200,087	477,911
Cash repayment of debt	136,112	3,935	140,047
Related party liability	22,100	—	22,100
Total purchase consideration	$781,434	$325,651	$1,107,085
Fair value of assets acquired:
Cash and cash equivalents	$15,850	$2,092	$17,942
Restricted cash	650	819	1,469
Account receivable, net	15,214	3,866	19,080
Related party receivable	327	199	526
Inventories	31,026	30,945	61,971
Prepaid expenses	4,307	520	4,827
Other current assets	359	—	359
Property and equipment	1,245	8,436	9,681
Intangible assets	505,300	157,500	662,800
Right-of-use assets	4,811	8,232	13,043
Other assets	227	—	227
Total identifiable assets acquired	$579,316	$212,609	$791,925
Liabilities assumed:
Accounts payable and accrued expenses	18,699	6,442	25,141
Other current liabilities	12,912	5,483	18,395
Lease liabilities	6,461	10,105	16,566
Deferred income tax liabilities	28,073	—	28,073
Total liabilities assumed:	$66,145	$22,030	$88,175
Net assets acquired	513,171	190,579	703,750
Purchase consideration	781,434	325,651	1,107,085
Goodwill	$268,263	$135,072	$403,335
Goodwill recognized for these acquisitions is attributable to improving the product offerings, expanding into additional markets and the expected cash flows resulting from these efforts, and assembled workforce. Goodwill recognized is not expected to be deductible for local tax purposes. During the period from July 28, 2022 to December 31, 2022, the Company recorded a non-cash impairment charge of $68.7 million within the Obagi Medical reporting unit. During the year ended December 31, 2024, the Company recorded an additional non-cash impairment charge of $5.0 million within the Obagi Medical reporting unit. See “Note 5. Goodwill” for additional details.
See “Note 18. Segment Reporting” for amounts related to revenue and earnings associated with Obagi Medical and Milk Makeup subsequent to the acquisition date.
Related Party Liability
The Company recognized a liability with respect to a related party supply contract executed on the Closing Date between Obagi and Obagi Hong Kong. The fair value of the related party liability was determined using the present value of after-tax cash flows related to unfavorable discounts provided to the Obagi China Business included in the Supply Agreement (the “Supply Agreement” as further detailed in “Note 16. Related Party Transactions”). As of the Obagi Merger Effective Time, the Company recognized a related party liability of $22.1 million. During the year ended December 31, 2024, the year ended December 31, 2023, and the period from July 28, 2022 to December 31, 2022, the Company amortized $2.3 million, $4.1 million, and $12.2 million, respectively, of the related party liability into the related party revenue recognized on the sale of products to the Obagi China Business. During the year ended
December 31, 2024, the Company recorded $3.4 million in Other income due to the termination of an interim supply agreement and the associated release of the remaining related party liability. The parties operated under this interim supply agreement, which terminated in July 2023, until December 2024, at which point the remaining related party liability was amortized and released. As a result, the Company did not have a remaining related party liability as of December 31, 2024. The Company had a related party liability of $5.9 million, included in Other current liabilities, as of December 31, 2023.
Intangible Assets

	Fair Value
	Obagi	Milk	Total	Weighted- Average Useful Life
(In thousands)
Trademarks and trade name	$414,000	$145,000	$559,000	14 years
Customer/distributor relationships	25,000	11,000	36,000	11 years
Tretinoin distribution and supply agreement	38,900	—	38,900	5 years
Formulations	27,400	1,500	28,900	8 years
Total Intangible Assets	$505,300	$157,500	$662,800
The intangible assets acquired in connection with the Business Combination are classified as Level 3 in the fair value hierarchy. The estimate of the fair values of the acquired amortizable intangible assets were determined using a multi-period excess earnings income approach by discounting the incremental after-tax cash flows over multiple periods. Significant estimates used in the determination include estimating future cash flows over multiple periods, terminal value, and discounting such cash flows at a rate of return that reflects the relative risk of the cash flows.
Transaction Costs
In connection with the Business Combination, Waldencast incurred transactions costs of $9.4 million which were incurred during the period from July 28, 2022 to December 31, 2022. Transaction costs consisted of advisory, legal, accounting and management fees, which are included in SG&A expenses on the consolidated statements of operations and comprehensive loss.
Unaudited ASC 805 Pro Forma
The following unaudited pro forma combined financial information presents the Company’s results as though the Business Combination had occurred on January 1, 2021, for the year ended December 31, 2022. The unaudited pro forma consolidated financial information has been prepared using the acquisition method of accounting in accordance with U.S. GAAP.

Year ended December 31, 2022
(In thousands)	(Unaudited)
Pro forma net revenue	$200,547
Pro forma net loss	(86,930)
Less: Pro forma net loss attributable to noncontrolling interest	(25,140)
Pro forma net loss attributable to Waldencast plc	$(61,790)
These unaudited pro forma results include adjustments such as inventory step-up, amortization of acquired intangible assets, and interest expense on debt financing in connection with the Business Combination. Material, nonrecurring pro forma adjustments directly attributable to the Business Combination include:
• Cost of goods sold related to acquired inventory step-up of $10.0 million was removed from net income for the year ended December 31, 2022; and
•Transaction related costs of $66.1 million were removed from net income for the year ended December 31, 2022.
The unaudited consolidated pro forma financial information was prepared in accordance with accounting standards and is not necessarily indicative of the results of operations that would have occurred if the Business Combination had been completed on the date indicated, nor is it indicative of the future operating results of the Company.
The unaudited pro forma results do not reflect events that either have occurred or may occur after the Business Combination, including, but not limited to, the anticipated realization of operating synergies in subsequent periods. They also do not give effect to certain charges that the Company expects to incur in connection with these acquisitions, including, but not limited to, additional professional fees and employee integration.
SA Distributor Transaction
In March 2023, as part of our strategy to internalize distribution channels in key markets, certain of Obagi's subsidiaries entered into and consummated a Purchase Agreement (the “Vietnam Purchase Agreement” with Obagi Vietnam and the Company’s Southeast Asia Distributor (“SA Distributor”), pursuant to which, among other terms, Obagi acquired certain assets of Obagi Vietnam, from the SA Distributor and in return, the SA Distributor received forty percent (40%) of the outstanding equity of Obagi Blue Sea Holding, LLC, an indirect subsidiary of Obagi and the parent company of Obagi Vietnam. The Vietnam Purchase Agreement also provided the SA Distributor with a potential earnout payment based upon the net revenue of the business of Obagi Vietnam during the twelve months ending December 31, 2026, subject to setoff for any owed obligations. The acquisition was determined to be an asset acquisition with the primary asset being the recovery of $1.6 million of inventory held by the SA Distributor. No fair value was allocated to the earnout liability as the Company concluded the earnout projections would not be achieved. In June 2024, Obagi entered into a Settlement and Release Agreement with the SA Distributor, which, among other things, extinguished the SA Distributor’s right to receive an earnout and the SA Distributor’s 40% interest in the outstanding equity of Obagi Blue Sea Holding, LLC.